SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of supplemental cash flow information [Abstract]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	December 31,	December 31,	December 31,
	2025	2024	2023
Proceeds from sale of equipment included in accounts receivable	$27,365	$39,114	$0
Interest Paid	$7,956	$1,118	$3,169